EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Schedule of liabilities relating to post-employment benefit and long-term benefit plans

The following table shows liabilities relating to post-employment benefit and long-term benefit plans:

	December 31,	December 31,
Employee benefit plans	2022	2021
In millions of COP
19.1 Defined benefit pension plan	131,255	168,816
19.2 Severance obligation	15,446	18,429
19.3 Retirement Pension Premium Plan and Executive Pension Plan Premium	176,816	219,496
19.4 Other long term benefits	446,473	465,744
Total Post-employment and long-term benefit plans	769,990	872,485
Fair value Plan assets	4,619	34,248
Total Unfunded Post-employment and long-term benefit plans	765,371	838,237

Schedule of defined benefit plans

Colombia

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	110,018	127,132
Interest cost	9,459	7,011
Benefits paid	(11,439)	(11,545)
Net actuarial (gain) due to changes in assumptions	(11,321)	(7,459)
Net actuarial (gain) due to plan experience	(1,636)	(5,121)
Defined obligation, unfunded as of December 31	95,081	110,018

Panama

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	6,025	5,920
Interest cost	229	150
Benefits paid from plan assets	(332)	(383)
Net actuarial (gain) due to changes in assumptions	(1,360)	(825)
Net actuarial (gain) / loss due to plan experience	(293)	266
Foreign currency translation effect	1,027	897
Defined obligation, funded as of December 31	5,296	6,025

The following table details the change in plan assets:

Banistmo’s Plan assets	2022	2021
In millions of COP
Fair value of assets as of January 1	4,127	3,902
Interest income on plan assets	30	30
Benefits paid	(355)	(405)
Foreign currency translation effect	817	600
Fair value assets as of December 31	4,619	4,127

Guatemala

Defined benefit pension plan	2022	2021
In millions of COP
Present value of the obligation as of January 1	52,773	30,152
Current cost of service	2,457	1,664
Interest cost	3,375	2,253
Benefits paid	(1,709)	(1,347)
Net actuarial (gain) / loss due to changes in assumptions	(30,093)	17,486
Net actuarial (gain) / loss due to plan experience	(2,122)	(3,646)
Foreign currency translation effect	6,197	6,211
Defined obligation, unfunded as of December 31	30,878	52,773

Schedule of severance obligation

The balances recognized in the Consolidated Statement of Financial Position are listed below:

Severance obligation	2022	2021
In millions of COP
Present value of the obligation as of January 1	18,429	22,228
Current cost of service	409	531
Interest cost	1,250	1,149
Benefits paid	(5,113)	(6,678)
Net actuarial loss / (gain) due to changes in assumptions	1,806	(83)
Net actuarial (gain) / loss due to plan experience	(1,335)	1,282
Defined obligation, unfunded as of December 31	15,446	18,429
Current severance regimen(1)	73,475	95,331
Total	88,921	113,760
(1)	Corresponds to the amounts pending to transfer to private funds. See Note 20 Other liabilities.

Schedule of Retirement Pension Premium Plan and Executive Pension Plan Premium

The annual change of the present value of the obligations of defined benefit plans is as follows:

Retirement Pension Premium Plan and Executive Pension Plan Premium	2022	2021
In millions of COP
Present value of the obligation as of January 1	219,496	202,580
Current service cost	20,794	18,669
Interest cost	15,371	11,686
Benefits paid	(19,487)	(19,788)
Consolidation of contributions	(43,199)	-
Past service cost(1)	-	3,326
Net actuarial (gain) due to changes in assumptions(2)	(39,817)	(2,493)
Net actuarial loss / (gain) due to plan experience	6,487	(4,721)
Others changes	-	(1,900)
Foreign currency translation effect(3)	17,171	12,137
Defined obligation, unfunded as of December 31	176,816	219,496
(1)	Corresponds to the updating of the percentage of the tax factor used to calculate the total benefit.
(2)	In the case of the plan in Guatemala, in 2022 the discount rate increased from 5.40% to 9.30%, generating an actuarial gain of COP 13,476. In 2021, the discount rate decreased from 8.20% to 5.40%, producing an actuarial loss of COP 20,928.
(3)	Corresponds to Banagrícola S.A. y Filiales and Banco Agromercantil de Guatemala S.A. given higher devaluation between COP to USD currencies.

The plan assets’ fair value as of December 31, 2022 and 2021 is as follow:

Bancolombia’s Plan assets	2022	2021
In millions of COP
Fair value of assets as of January 1	30,121	25,211
Employee contributions	6,614	2,500
Interest income on plan assets	2,329	1,538
Return on plan assets greater/(less) than discount rate	(4,245)	872
Benefits paid	(34,819)	-
Fair value assets at the end of the year	-	30,121

Schedule of other long term benefits

Other long term benefits	2022	2021
In millions of COP
Present value of the obligation as of January 1	465,744	465,046
Current service cost	24,106	47,339
Interest cost	39,973	27,490
Benefits paid	(44,601)	(45,086)
Net actuarial (gain) due to changes in assumptions	(47,997)	(31,998)
Net actuarial loss / (gain) due to plan experience	2,369	(2,465)
Foreign currency translation effect	6,879	5,418
Defined obligation, unfunded as of December 31	446,473	465,744

Schedule of defined contribution plans

The expense recognized in the line “Salaries and employee benefits” of the Consolidated Statement of Income for defined contribution plans, for current severance regimen and pension benefits, is as follows:

Defined contribution plans	2022	2021
In millions of COP
Pension	231,676	186,117
Current severance regimen	63,802	64,075
Total	295,478	250,192

Schedule of economic assumptions used in the determination of the present value of the defined benefit plans

The economic assumptions used in the determination of the present value of the defined benefit plans, in nominal terms, are as follows:

Colombia

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	14.00%	8.00%
Rate of wage increase	9.80%	7.20%
Projected inflation	7.30%	4.70%
Rate of pension increase	7.30%	4.70%

Bancolombfia Panama

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	6.50%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	2.00%	1.00%

Banistmo

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	6.90%	3.70%
Expected long-term rate of return on plan assets	0.70%	0.70%
Rate of wage increase	0.00%	2.00%

El Salvador

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	5.80%	2.50%
Rate of wage increase	2.50%	2.00%
Projected inflation	1.50%	1.00%

Guatemala

Main projected assumptions	December 31, 2022	December 31, 2021
Discount rate	10.20%	6.10%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%

Schedule of estimated payment of future benefits

The payments of benefits, which reflect future service rendered, are considered to be paid as follows:

Years	Pension Benefits	Other benefits
In millions of COP
2023	15,322	81,503
2024	15,665	80,119
2025	15,944	80,725
2026	16,270	93,290
2027	16,328	82,631
2028 a 2032	80,849	440,004

Schedule of sensitivity analysis for actuarial assumptions

Colombia

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.50%	0.50% increase	(2,580)
Discount rate	13.50%	0.50% decrease	2,725
Salary increases	7.80%	0.50% increase	3,088
Salary decreases	6.80%	0.50% decrease	(2,940)
Mortality Table	RV-08 ("Rentistas Validos")	One year increase in life expectancy	3,687

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.75%	0.50% increase	(3,670)
Discount rate	13.75%	0.50% decrease	3,983
Salary increases	10.30%	0.50% increase	4,148
Salary decreases	9.30%	0.50% decrease	(3,845)

Severance obligation

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	13.75%	0.50% increase	(232)
Discount rate	12.75%	0.50% decrease	239
Salary increases	10.30%	0.50% increase	540
Salary decreases	9.30%	0.50% decrease	(529)

Panama

Defined benefit pension plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	7.40%	0.50% increase	(185)
Discount rate	6.40%	0.50% decrease	198
Mortality Table	RP-2000	One year increase in life expectancy	115

Guatemala

Defined Benefit Pension Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	10.70%	0.50% increase	(2,165)
Discount rate	9.70%	0.50% decrease	2,446
Salary increases	5.50%	0.50% increase	1,536
Salary decreases	4.50%	0.50% decrease	(1,389)
Mortality Table	RP-2000	One year increase in life expectancy	776

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.80%	0.50% increase	(1,546)
Discount rate	8.80%	0.50% decrease	1,624
Salary increases	5.50%	0.50% increase	1,684
Salary decreases	4.50%	0.50% decrease	(1,615)

El Salvador

Retirement Pension Premium Plan

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.30%	0.50% increase	(951)
Discount rate	5.30%	0.50% decrease	1,023
Salary increases	3.00%	0.50% increase	215
Salary decreases	2.00%	0.50% decrease	(267)

Other long term benefits

Colombia

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	14.50%	0.50% increase	(11,241)
Discount rate	13.50%	0.50% decrease	11,908
Salary increases	10.30%	0.50% increase	12,294
Salary decreases	9.30%	0.50% decrease	(11,695)

Guatemala

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	9.90%	0.50% increase	(897)
Discount rate	8.90%	0.50% decrease	955
Salary increases	5.50%	0.50% increase	992
Salary decreases	4.50%	0.50% decrease	(938)

El Salvador

Assumption	Value	(Increase/Decrease)	Effect on DBO
In millions of COP
Discount rate	6.20%	0.50% increase	(181)
Discount rate	5.20%	0.50% decrease	192

Schedule of bonuses and short-term benefits

Short-term employment benefit plans recognized in the Consolidated Statement of Financial Position in the line “other liabilities” consist of the following:

	December 31,	December 31,
Other employment benefit plans	2022	2021
In millions of COP
Current severance obligation(1)	73,475	95,331
Bonuses and short-term benefits(2)	640,458	526,273
Other employment benefit plans	713,933	621,604
(1)	See 19.2 Severance obligation.
(2)	The increases between December 31, 2022 and 2021, corresponds to the bonuses related to employees’ variable compensation. See Note 20 Other Liabilities.